Investment Strategy	Sep. 29, 2025
STERLING CAPITAL FOCUS EQUITY ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange traded fund (“ETF”). The Fund seeks to outperform the Russell 1000 Growth Index with a portfolio of 15 to 30 stocks. The adviser employs a bottom-up fundamental investment process to select stocks in companies that, in its view, demonstrate potential for sustainable competitive advantages, visible reinvestment opportunities, and have experienced management teams. These companies have the potential for consistent revenue and free cash flow growth, high profitability, strong balance sheets and attractive valuations compared to their peers, although each individual holding may not have all of these qualities. No holding typically is more than 20% of the Fund’s portfolio and 60% of the Fund’s portfolio generally is comprised of equity securities issued by companies with capitalization in excess of $10 billion. Under normal market conditions, the Fund invests at least 80% of the Fund’s net assets plus any borrowing for investment purposes in equity securities.

The adviser uses fundamental research and quantitative screening to identify companies that meet the adviser’s criteria set forth above. Quantitative screening metrics may include, but are not limited to, revenue growth, free cash flow growth, return on equity, return on invested capital, interest coverage ratio, net debt to EBITDA, enterprise value to EBITDA, and free cash flow yield. Because of its focused investment strategy, the Fund is non-diversified, meaning that the Fund invests a greater percentage of its assets in significantly fewer securities than a diversified fund.

The Fund’s holdings are regularly reviewed by the investment team to determine which holdings have the best return/risk potential. A position is sold when the portfolio manager, with the assistance of the investment team’s analysis, determines that the perceived reward for owning the security no longer outpaces the perceived risk, selling the position is necessary to make room for a perceived better position, there is a change in the position’s initial thesis or the position’s weighting approaches 20% of the Fund’s holdings.